CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowances for doubtful accounts and sales reserves | $	$ 14,832		$ 16,231
Preferred shares, par value | ₪ / shares		₪ 0.01		₪ 0.01
Preferred shares, shares authorized	5,000,000		5,000,000
Preferred shares, shares issued	0		0
Preferred shares, shares outstanding	0		0
Ordinary shares, par value | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	261,223,970		261,223,970
Ordinary shares, shares outstanding	165,975,204		174,901,523
Treasury shares, shares	95,248,766		86,322,447